Summary of Significant Accounting Policies - Vessels and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Interest costs capitalized to vessels and equipment	$ 13.9	$ 9.9	$ 8.2
Property, Plant and Equipment [Line Items]
Depreciation of vessels and equipment	$ 96.7	$ 86.6	$ 83.4
Conventional Tankers Segment
Property, Plant and Equipment [Line Items]
Estimated useful life in years	25 years
Liquefied Petroleum Gas
Property, Plant and Equipment [Line Items]
Estimated useful life in years	30 years
Liquefied Natural Gas
Property, Plant and Equipment [Line Items]
Estimated useful life in years	35 years
Dry-docking Activity
Property, Plant and Equipment [Line Items]
Estimated useful life in years	5 years